Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2017
Registrant Name	dei_EntityRegistrantName	FEDERATED GOVERNMENT INCOME SECURITIES INC
Central Index Key	dei_EntityCentralIndexKey	0000355691
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 26, 2017
Document Effective Date	dei_DocumentEffectiveDate	Apr. 27, 2017
Prospectus Date	rr_ProspectusDate	Apr. 30, 2017